LEASES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Leases [Abstract]
Lease liability, beginning	$ 38,834	$ 33,805
Additions	0	120
Lease reassessment		7,310
Lease principal payments	(31)	(2,401)
Lease liability, ending	38,803	38,834
Lease obligation, current portion	2,915	2,301	[1]	$ 2,325
Lease obligation, long-term portion	$ 35,888	$ 36,533	[1]	$ 31,480

[1]	Restated